SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS
Summary of Significant Accounting Policies
Basis of Presentation
In connection with the Business Combination, the Merger was accounted for as a common control transaction, where substantially all of the net assets of PSSA will be those previously held by EverArc and are recognized by PSSA at EverArc’s carrying value. Upon the acquisition of SK Intermediate, PSSA was determined to be the legal and accounting acquirer (the “Successor”) and SK Intermediate was deemed to be the accounting predecessor (the “Predecessor”). The business combination of SK Intermediate was accounted for using the acquisition method of accounting and the Successor financial statements reflect a new basis of accounting based on the fair value of the net assets acquired. As a result of the application of the acquisition method of accounting, the Company’s consolidated financial statements and certain presentations are separated into two distinct periods to indicate the different ownership and accounting basis between the periods presented, the period before the consummation of the Business Combination, which includes the period from January 1, 2021 to November 8, 2021 (the “2021 Predecessor Period”); the year ended December 31, 2020 (the “2020 Predecessor Period”); the year ended December 31, 2019 (the “2019 Predecessor Period”); and the period on and after the consummation of the Business Combination, from the Closing Date to December 31, 2021 (the “Successor Period”).
The accompanying consolidated statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”).
Perimeter Solutions is an emerging growth company (“EGC”) as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) and are eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGC. As an EGC, the Company has elected, under Section 107(b) of the JOBS Act, to take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards.
Principles of Consolidation
The consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of intercompany transactions and balances.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates made by management in connection with the preparation of the accompanying consolidated financial statements include the fair value of purchase consideration and assets acquired and liabilities assumed in a business combination, the useful lives of long-lived assets, inventory valuations, the allocation of transaction price among various performance obligations, the allowance for doubtful accounts, the fair value of financial assets and liabilities, valuation of goodwill, indefinite life intangible assets, stock options, founder advisory fees, contingent earn-out
liability and realizability of deferred tax assets. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash in banks. For purposes of reporting cash and cash equivalents, the Company considers all deposits with an original maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are stated at the amounts due from customers for products or services provided. The Company maintains an allowance for bad debts for estimated losses inherent in its accounts receivable. The Company evaluates the collectability of its accounts receivable based upon a number of factors, including historical experience, the likelihood of payment from its customers, and any other known specific factors associated with its customers. Account balances are charged-off
against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company had an allowance for doubtful accounts of $1.0 million as of both December 31, 2021 and 2020.
Inventories
Inventories are stated at the lower of cost or net realizable value using the weighted-average cost method. The Company evaluates inventories periodically during each reporting period for obsolete, excess, or slow-moving products and will record any adjustment, if necessary, to report these items at an estimated net realizable value. As of December 31, 2021 and 2020, the reserve for inventory obsolescence was insignificant.
Property, Plant and Equipment, Net
Property, plant and equipment acquired in business combinations are recorded at fair value at the date of acquisition. All other property, plant and equipment are stated at cost less accumulated depreciation. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the consolidated balance sheets and the resulting gain or loss is reflected in the consolidated statements of operations and comprehensive income (loss) in the period realized. Costs of maintenance and repairs are charged to expense as incurred.
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years
Buildings	30–40 years
Furniture and fixtures	1–8 Years
Machinery and equipment	1–26 Years
Vehicles	1–8 Years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Business Combinations
The Company accounts for its business combinations using the acquisition accounting method, which requires it to determine the fair value of identifiable assets acquired and liabilities assumed, including any contingent consideration, to properly allocate the purchase price to the individual assets acquired and liabilities assumed and record any residual purchase price as goodwill in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The Company records assets acquired and liabilities assumed at their respective fair value at the date of acquisition. Management uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date. Such estimates are inherently uncertain and may be subject to refinement. If the initial accounting for the business combination has not been completed by the end of the reporting period in which the business combination occurs, provisional amounts are reported to present information about facts and circumstances that existed as of the acquisition date. During the measurement period of up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill, to the extent such information was not available to the Company at the acquisition date to determine such amounts.
Accounting for business combinations requires the Company to make significant estimates and assumptions at the acquisition date, including estimates of the fair value of acquired inventory, property and equipment, identifiable intangible assets, contractual obligations assumed, preacquisition contingencies, where applicable, and equity issued. Significant assumptions relevant to the determination of the fair value of the assets acquired and liabilities assumed include, but are not limited to, future expected cash flows, discount rates, royalty rates, and other assumptions. The approach to valuing an initial contingent consideration associated with the purchase price also uses similar unobservable factors such as projected revenues and expenses over the term of the contingent earn-out
period, discounted for the period over which the initial contingent consideration is measured, and relevant volatility rates. Based upon these assumptions, the initial contingent consideration is then valued using a Monte Carlo simulation.
All acquisition-related costs, other than the costs to issue debt or equity securities, are accounted for as expenses in the period in which they are incurred. Changes in the fair value of contingent consideration arrangements that are not measurement period adjustments are recognized in earnings.
Goodwill
Goodwill is deemed to have an indefinite life and is subject to at least annual impairment assessments at the reporting unit level or more frequently when events or circumstances occur that indicate that it is more likely than not that an impairment has occurred. The Company conducts an annual impairment test on October 1st each year.
The Company performs a qualitative assessment to determine whether it is more likely than not that goodwill is impaired. Factors utilized in the qualitative assessment include macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and Company specific events. If the qualitative assessment indicates it is more likely than not that goodwill is impaired, the entity performs a quantitative assessment, which consists of a comparison of the fair value of the reporting unit with its carrying amount.
The Company’s reporting units are either its operating business segments or one level below its operating business segments for which discrete financial information is available and for which operating results are regularly reviewed by the business management. The Company estimates the fair value based on present value techniques involving future cash flows. Future cash flows for all reporting units include assumptions about revenue growth rates, adjusted earnings before interest, taxes, depreciation and amortization (“Adjusted EBITDA”) margins, discount rate as well as other economic or industry-related factors. Significant management judgment is involved in estimating these variables and they include inherent uncertainties since they are forecasting future events. The Company performs a sensitivity analysis by using a range of inputs to confirm the reasonableness of these estimates being used in the goodwill impairment analysis. The Company uses a Weighted Average Cost of Capital (“WACC”) approach to determine its discount rate for goodwill recoverability testing. WACC calculation incorporates industry-weighted average returns on debt and equity from a market perspective. The factors in this calculation are largely external to the Company and, therefore, are beyond its control.
There was no impairment of goodwill during the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period or 2019 Predecessor Period.
Intangible Assets
The Company evaluates the recoverability of indefinite-life intangible assets on an annual basis or when events or changes in circumstances indicate that these assets might be impaired. The Company performs a qualitative assessment to determine whether it is more likely than not that an indefinite-life intangible asset is impaired. If the qualitative assessment indicates it is more likely than not that the indefinite-life intangible asset is impaired, the entity performs a quantitative assessment, which consists of a comparison of the fair value of the asset with its carrying amount. The fair value techniques used require management judgment and estimates may include revenue growth rates, projected operating margins, changes in working capital, royalty rates and discount rates. If the carrying value of an intangible asset exceeds its fair value, the Company will recognize an impairment loss in an amount equal to that excess. The Company conducts an annual impairment test on October 1 each year. There were no impairments of indefinite-life intangible assets during the 2021 Predecessor Period, 2020 Predecessor Period or 2019 Predecessor Period. There are no indefinite-life intangible assets in the Successor Period.
Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives, which vary depending on the type of intangible assets. Costs to maintain and extend intangible assets are expensed as incurred. In determining the estimated useful lives of definite-lived intangibles, the Company considers the nature, competitive position, life cycle position and historical and expected future operating cash flows of each acquired assets, as well as its commitment to support these assets through continued investment and legal infringement protection.
Impairment of Long-Lived Assets
Long-lived assets include acquired property, plant, and equipment and intangible assets subject to amortization. The Company evaluates the recoverability of long-lived assets for possible impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. The Company determines the recoverability of such assets by comparing an asset’s respective carrying value to estimates of the sum of the undiscounted future cash flows expected to result from its asset group. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairments of long-lived assets during the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period or 2019 Predecessor Period.
Revenue Recognition
The Company follows the guidance in ASC Topic 606,
Revenue from Contracts with Customers
, which requires a company to recognize revenue when the company transfers control of promised goods and services to the customer. Revenue is recognized in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. A company also is required to disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.
The Company derives its revenue from contracts with customers, which comprise of following principal activities as described:

•
Full-service air base fire retardant includes sales from the supply and service of fire retardant to designated air tanker bases. The Company provides fire retardant product, the related equipment, and service personnel who operate the related equipment at the designated air tanker bases for the period specified in the contract with respect to each designated air tanker base. Product revenues are recognized at the point in time when product is shipped and control is transferred to the customer, typically when the product is consumed by the customer. The component of service revenue is recognized ratably over time as the customer simultaneously receives and consumes the services. The Company has entered into full-service U.S. Forest Service (“USFS”) contracts. These contracts are between Perimeter Solutions and the USFS for supply and service of long-term fire retardant to the designated air tanker bases of certain U.S. Government agencies. The revenue derived from these contracts is comprised of three performance obligations, namely product sales, providing operations and maintenance personnel services and leasing of specified equipment. The performance obligation for product sales is satisfied at a point in time, while for services and leases it is a “stand-ready obligation” and the revenue is recognized straight-line over the service period. Control of a product is deemed to be transferred to the customer upon shipment or delivery.

•
Fire retardant, suppressant, and related equipment includes domestic and international sales of fire retardant and fire suppressant products. Product revenues are recognized at the point in time when control of the product is transferred to the customer which is upon shipment or delivery of the product to the customer, depending on the underlying contract terms.

•
Oil additives includes domestic and international sales of oil additive products by the Company entities in the U.S. and Germany. Product revenues are recognized at the point in time when control of the product is transferred to the customer which is upon shipment or delivery of the product to the customer, depending on the underlying contract terms.

The Company uses the policy election to account for the shipping and handling activities as activities to fulfill the Company’s promise to transfer goods to the customer, rather than as a performance obligation. Accordingly, the costs of the shipping and handling activities are accrued for at the time of shipment.
The transaction price of a contract, or the amount the Company expects to receive upon satisfaction of all performance obligations, is determined by reference to the contract’s terms and includes adjustments, if applicable, for any variable consideration, such as sales incentives, wherever these adjustments are material. The transaction price is variable and is based upon gallons of product consumed by the customer during the service period i.e., mobilization period, which typically lasts during May through September. The Company includes the estimated amount of variable consideration in transaction price that it expects to receive to the extent it is probable that a significant revenue reversal will not occur.
Sales and other taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, which are collected by the Company from a customer, are excluded from revenue.
Payment terms vary by contract and sales to customers are deemed collectible at the time of sale based on customer history, prior credit checks, and controls around customer credit limits. The Company does provide for the right to return; however, most of the product is used at the point of purchase and returns are minimal. Therefore, there is no estimated obligation for returns. Standard terms of delivery are generally included in the Company’s contracts of sale, order confirmation documents and invoices.
Cost to Obtain Contract
Incremental costs of obtaining a contract include only those costs that are directly related to the acquisition of contracts, including sales commissions, and that would not have been incurred if the contract had not been obtained. The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if it is expected that the economic benefit and amortization period will be longer than one year. Costs to obtain contracts were not material in the periods presented.
Deferred Revenue
Deferred revenue represents billings under noncancelable contracts before the related product or service is transferred to the customer. The portion of deferred revenue that is anticipated to be recognized as revenue during the succeeding twelve-month period is recorded as deferred revenue and the remaining portion is recorded as deferred revenue, non-current.
The contracts entered by the Company have duration of one year or more. Any billings made to the customer during the financial year for which the related product or service is yet to be delivered on the cutoff date, i.e., December 31, is recognized as deferred revenue. Deferred revenue was $0.4 million and $0.3 million as of December 31, 2021 and 2020, respectively.
For full-service fire-retardant contracts, the Company identifies the fire-retardant product and the services as separate units of account. Substantially all performance obligations are satisfied by the end of the annual financial reporting period and the allocation of transaction price to each performance obligation does not have an impact on the recognition and measurement of revenues for the annual reporting period. There were no contract assets, contract obligations, or material rights as of December 31, 2021 and 2020.
Deferred Financing Fees
Successor
As of December 31, 2021, the unamortized debt issue costs of $10.9 million for the Company’s Senior Notes are carried as a contra liability and are amortized over the term of the related debt using the effective interest method. As of December 31, 2021, unamortized deferred financing costs of $2.2 million for the Company’s five-year revolving credit facility (the “Revolving Credit Facility”) is carried as a long-term asset and is amortized on a straight-line basis into interest expense over the term of the Revolving Credit Facility. Amortization of deferred financing fees for the Successor Period for the Senior Notes and Revolving Credit Facility was $0.2 million and $0.1 million, respectively, and is presented as a component of interest expense in the consolidated statements of operations and comprehensive income (loss).
Predecessor
As of December 31, 2020, unamortized original issue discount and other debt issuance costs of $13.4 million for the Company’s term loans were carried as a contra liability and are amortized over the term of the related debt using the effective interest method. As of December 31, 2020 unamortized deferred financing costs of $1.2 million for the Company’s revolving line of credit was carried as a long-term asset and amortized on a straight-line basis into interest expense over the term of the facility. In connection with the Business Combination, on the Closing Date, the unamortized original issue discount and debt issuance costs of $11.0 million on term loans and unamortized deferred financing costs of $0.8 million on revolving line of credit were written off to interest expense upon extinguishment of the related debt. Amortization of deferred financing fees for the 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period for the term loans and revolving line of credit was $14.6 million, $3.5 million and $3.6 million, respectively, and is presented as a component of interest expense in the consolidated statements of operations and comprehensive income (loss).
Income Taxes
Income taxes are accounted for under the
asset-and-liability
method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities, as well as loss and tax credit carryforwards and their respective tax bases measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
A valuation allowance is established if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income in assessing the need for a valuation allowance.
Deferred tax assets and deferred tax liabilities are presented as non-current
in a classified balance sheet.
The Company’s tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not the position will be sustainable upon examination by the taxing authority, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is measured as the largest amount of benefit which is more likely than not (greater than 50% likely) to be realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in income tax expense (benefit). The Company makes adjustments to these reserves in accordance with the income tax guidance when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on the Company’s financial condition and operating results.
Under the Tax Cuts and Jobs Act, the Global Intangible
Low-Taxed
Income (“GILTI”) provisions impose a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. Under U.S. GAAP, companies are allowed to make an accounting policy election to either (i) account for GILTI as a period cost within income tax expense in the period in which it is incurred or (ii) account for GILTI in a company’s measurement of deferred taxes. The Company elected to account for GILTI as a period cost.
Leases
The Company’s leases have been accounted for and reported in accordance with ASC Topic 840, Leases. Total lease payments over the non-cancellable
term of a lease were recognized as rent expense on a straight-line basis over the lease term, with the excess of expense recognized over lease payments made carried as a deferred rent liability on the balance sheet. Any lease incentive payments received from lessors were recorded as a liability on the balance sheet and amortized as a reduction of rent expense over the term of the lease.
Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. Legal costs incurred in connection with loss contingencies are expensed as incurred.
Foreign Currencies
The functional and reporting currencies for all Luxembourg entities are in U.S. dollars. The functional currency for the Company’s remaining
non-U.S.
subsidiaries is the local currency. The assets and liabilities of foreign subsidiaries are translated into U.S. dollars using the exchange rate in effect as of the balance sheet date except for non-monetary
assets and liabilities, which are measured at historical exchange rates and revenues and expenses are translated at the average exchange rates for each respective reporting period. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive loss in shareholders’ equity. The Company does not recognize deferred taxes on translation adjustments from its investments in foreign subsidiaries that are essentially permanent in duration.
Transactions denominated in currencies other than the functional currency are remeasured based on the exchange rates at the time of the transaction. Foreign currency gains and losses arising primarily from changes in exchange rates on foreign currency denominated intercompany loans and other intercompany transactions and balances between foreign locations are recorded in the consolidated statements of operations and comprehensive income (loss). Realized and unrealized gains (losses) resulting from transactions conducted in foreign currencies for the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period were $(1.0) million, $(4.1) million, $5.8 million and $(1.7) million, respectively.
Share-Based Compensation
Performance stock options—Successor
The Company recognizes compensation costs related to stock options granted to employees and non-employees
based on the estimated fair value of the awards on the date of grant. The Company estimates the grant date fair value, and the resulting share-based compensation expense, using the Black-Scholes option-pricing model. The Company records forfeitures as they are incurred. The grant date fair value of the stock options is expensed proportionately for each tranche over the applicable service period. The fair value of performance-based stock options is recognized as compensation expense beginning at the time in which the performance conditions are deemed probable of achievement, over the remaining requisite service period. The assumptions used in the Black-Scholes option-pricing model are as follows:

•	Exercise price. The Company’s ordinary share’s fair market value on the date of grant.

•	Fair Market Value of Common Stock. Subsequent to the Business Combination, the grant date fair market value is the quoted market price of the Company’s ordinary shares.

•
Expected term.
The expected term of stock options represents the period that the stock options are expected to remain outstanding and is based on vesting terms, exercise term and contractual lives of the options. The expected term is based on the simplified method and is estimated as the average of the weighted average vesting term and the time to expiration as of the grant date. The simplified method was used due to the lack of historical exercise information.

•
Expected volatility.
As the Company does not have sufficient historical stock price information to meet the expected life of the stock option grants, it uses a blended volatility based on the trading history from the common stock of a set of comparable publicly listed companies.

•	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield with a maturity equal to the expected term of the stock options in effect at the time of grant.

•	Dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plan to pay any dividends on its ordinary shares.
Restricted stock units—Successor
Restricted stock units are valued using the market price of the Company’s ordinary shares on the grant date. The grant date fair value of the restricted stock units is expensed on a straight-line basis over the applicable vesting period.
Founder Advisory Fees—Successor
Pursuant to the advisory agreement entered into on December 12, 2019 by EverArc (“Founder Advisory Agreement”) with EverArc Founders, LLC, a Delaware limited liability company (“EverArc Founder Entity”), which is owned and operated by William N. Thorndike, Jr., W. Nicholas Howley, Tracy Britt Cool, Vivek Raj and Haitham Khouri (“EverArc Founders”). Upon consummation of the Business Combination, the Company assumed the Founder Advisory Agreement. The EverArc Founder Entity, for the services provided to the Company, including strategic and capital allocation advice, will be entitled to receive both a fixed amount (the “Fixed Annual Advisory Amount”) and a variable amount (the “Variable Annual Advisory Amount,” each an “Advisory Amount” and collectively, the “Advisory Amounts”) until the years ending December 31, 2027 and 2031, respectively. Under the Founder Advisory Agreement, at the election of the EverArc Founder Entity, at least 50% of the Advisory Amounts will be paid in PSSA Ordinary Shares and remainder in cash. The Advisory Amounts to be paid in PSSA Ordinary Shares is recorded within shareholders’ equity at grant date fair value and the Advisory Amounts to be paid in cash is recorded as liability in the accompanying consolidated balance sheets. For the Advisory Amounts classified as liability, the Company will remeasure the fair value at each reporting date using the Monte Carlo simulation model. The Fixed Annual Advisory Amount equals to 1.5% of 157,137,410 ordinary shares outstanding on the Closing Date multiplied by the year end closing price of PSSA’s Ordinary Shares and the Variable Annual Advisory Amount is based on the appreciation of the market price of its ordinary shares if such market price exceeds certain trading price minimums using the Monte Carlo simulation model.
Incentive Units—Predecessor
The fair value of each incentive unit was estimated at the grant date using the Black-Scholes option-pricing model with the following assumptions. Volatility was based on average historical volatilities for public companies in similar industries over the expected term of the incentive unit. The expected term of incentive units represents the period of time that incentive units granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the incentive unit was based on the U.S. Treasury yield curve in effect at the time of grant. The valuation methodology included estimates and assumptions that required SK Intermediate’s judgment. Significant inputs used to determine estimated fair value of the incentive units include the equity value of SK Intermediate and expected timing of a liquidity event or other outcomes.
Fair Value Measurements
The Company determines the fair value of financial and
non-financial
assets and liabilities using the fair value hierarchy, which establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents, and accounts receivable.
At December 31, 2021, the Company had $225.6 million of cash and cash equivalents. The Company’s cash and cash equivalents are maintained with various financial institutions and the deposits with these institutions may exceed the amount of insurance provided on such deposits. However, the Company regularly monitors the financial stability of its financial institutions and believes that the Company is not exposed to any significant default risk.
For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers to the extent of the amounts recorded on the consolidated balance sheets. Three of the Company’s customers in the
Fire Safety segment accounted for 25% and 53% of total sales during the Successor Period and 2021 Predecessor Period, respectively, and 53% of total sales during the 2020 Predecessor Period. Two customers within Fire Safety segment and one within Oil Additives segment represent 39% (23%, 10%, and 6%, respectively) of the total accounts receivable balance as of December 31, 2021. Two customers within Fire Safety segment and one within Oil Additives segment represent 44% (18%, 15%, and 11%, respectively) of the total accounts receivable balance as of December 31, 2020.
Net Income (Loss) Per Share of Ordinary Shares
The Company’s basic earnings per share (“EPS”) is computed based on the weighted average number of PSSA Ordinary Shares outstanding for the period. Diluted EPS includes the effect of the Company’s outstanding performance-based stock options and warrants for PSSA Ordinary Shares if the inclusion of these items is dilutive. The treasury stock method is used in determining the number of PSSA Ordinary Shares assumed to be issued from the exercise of ordinary share equivalents.
Recently Issued Accounting Standards
In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”)
No. 2016-02,
Leases (Topic 842), which will require lessees to recognize a right of use asset and a lease liability on their balance sheet for all leases, including operating leases, with a term of greater than 12 months. In July 2018, the FASB issued ASU
2018-11,
which adds a transition option permitting entities to apply the provisions of the new standard at its adoption date instead of the earliest comparative period presented in the consolidated financial statements. Under this transition option, comparative reporting would not be required, and the provisions of the standard would be applied prospectively to leases in effect at the date of adoption.
The Company has determined its portfolio of leased assets and is completing its review of all related contracts to determine the impact the adoption will have on its consolidated financial statements and related disclosures. Upon adoption, the Company will recognize right of use assets and lease liabilities for certain commitments related to real estate, vehicles, and field equipment that are currently accounted for as operating leases. To track these lease arrangements and facilitate compliance with this ASU, the Company is implementing a third-party lease accounting software solution and is in the process of designing processes and internal controls.
The adoption of this ASU will increase asset and liability balances on the consolidated balance sheets due to the required recognition of right of use assets and corresponding lease liabilities and will result in changes to the Company’s existing accounting policies, business processes, and internal controls. The Company plans to elect the available practical expedients provided in the standard and adopt Topic 842 as of January 1, 2022 at December 31, 2022 on its Form
10-K
for the year ending December 31, 2022, using the optional transition method provided by ASU
2018-11
and continues to assess potential effects of the standard.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and issued subsequent amendments to the initial guidance within ASU
2019-04,
ASU
2019-05
and ASU
2019-11.
The amendments require an entity to replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects current expected credit losses and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. The new standard is effective for the Company for annual periods beginning after December 15, 2022. The Company expects to adopt the new standard on January 1, 2023 and continues to assess potential effects of the standard.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740), which simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of ASC 740 by clarifying and amending existing guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted ASU
2019-12
on January 1, 2021 and the adoption of this standard did not have a material impact on its consolidated financial statements and disclosures.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and in January 2021 issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848): Scope. These ASUs provide temporary optional expedients and exceptions to existing guidance on contract modifications and hedge accounting to facilitate the market transition from existing reference rates, such as London Interbank Offered Rate (“LIBOR”) which is being phased out, to alternate reference rates, such as Secured Overnight Financing Rate (“SOFR”). These standards are elective and are effective upon issuance for all entities through December 31, 2022. The Company continues to evaluate the optional relief guidance provided within these ASUs and the impact of adopting these standards on the Company’s consolidated financial statements and disclosures.